UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23631

Tactical Investment Series Trust

(Exact name of registrant as specified in charter)

11726 Seven Gables Road Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street

Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell	Kevin C. Hetzer
FinTech Law, LLC	Tactical Fund Advisors, LLC
6224 Turpin Hills Dr.	11726 Seven Gables Road
Cincinnati, Ohio 45244	Cincinnati, Ohio 45249

Registrant’s telephone number, including area code: (513) 984-9933

Date of fiscal year end: 12/31/2022

Date of reporting period: 12/31/2022

Explanatory Note

This amended filing is being made to remove the word “Unaudited” from headers on pages 38, 39 and 67 of the Funds’ December 31, 2022 Annual Report provided under Item 1 of the Form N-CSR.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Tactical Investment Series Trust (the “registrant”), for the year ended December 31, 2022 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

TFA Tactical Income Fund

Class A: TFALX
Class I: TFAZX

Tactical Growth Allocation Fund

Class A: TFAEX
Class I: TFAFX

TFA Quantitative Fund

Class I: TFAQX

TFA AlphaGen Growth Fund

Class I: TFAGX

TACTICAL INVESTMENT SERIES TRUST

Annual Report

December 31, 2022

1-833-974-3787

www.tfafunds.com

Tactical Funds

SHAREHOLDER LETTER
DECEMBER 31, 2022 (UNAUDITED)

Dear Shareholders,

I am pleased to present you with the fourth annual report for the TFA family of tactically managed mutual funds, including the TFA Tactical Income Fund (TFAZX) (the “Income Fund”), Tactical Growth Allocation Fund (TFAFX) (the “Growth Fund”), TFA Quantitative Fund (TFAQX) (the “Quantitative Fund”) and TFA AlphaGen Growth Fund (TFAGX) (the “AlphaGen Fund”) (collectively, the “TFA Funds” or “Funds”. This report covers the twelve months from January 1, 2022 through December 31, 2022.

From the launch of our first funds in June 2019, our mission has been to deliver a diversified family of actively managed funds to retail investors and institutional investors alike. We continue to believe that every portfolio should include an allocation to actively managed funds which utilize multiple sub-advisors, multiple models, multiple investing methodologies and multiple timeframes.

For the year ending December 31, 2022, the TFA Tactical Income Fund Class I shares returned -9.84%, the Tactical Growth Allocation Fund Class I shares returned -24.07%, the TFA Quantitative Fund Class I shares returned -25.15% and the TFA AlphaGen Growth Fund Class I shares returned -21.36%.

2022 has been a challenging year. The first quarter started off on the right foot as the S&P 500 notched a fresh all-time high on the first trading day of the year. However, the good times didn’t last long as the market environment changed, and changed quickly. A multitude of issues including the Omicron wave, generationally high inflation, the shift in the Federal Reserve’s policy and spike in interest rates, and challenging geopolitical events, most notably Russia’s invasion of Ukraine, all combined to ensure volatility in the financial markets.

The second quarter inflicted further damage on global markets, bringing major indices well within the edges of bear market territory. Growth stocks continued to be especially affected by their sensitivity to future earnings expectations and increasing risk premiums. The third quarter brought markets full circle, recovering nearly half of the year-to-date losses during a brief summer rally only to close slightly lower than in Q2. The recovery was based on hopes that the Federal Reserve might back off its aggressively hawkish rate hike tone. Optimism was dashed, however, by an unrelenting Fed collectively sticking to its “hike and hold” approach to tame inflation. With all said, the markets did end the year on a more positive note as U.S. Stocks regained 7%. This was not enough, however, as the 18.2% decline in the S&P 500 for the year represented its fourth worst year since the inception of the index in 1957. Rising interest rates also had an outsized impact on growth stocks, while also causing bonds to suffer. The Bloomberg Aggregate Bond index finished lower by 13.0%, its worst retrace in nearly 100 years.

Tactical Funds

SHAREHOLDER LETTER (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

Tactical Fund Advisors, LLC (the “Adviser”) was not immune to such volatility. In 2022, Tactical Fund Advisors, LLC took steps to better position the TFA Funds for future growth and performance. In June 2022 the TFA Multidimensional Tactical Fund (the “Multidimensional Fund”) was closed based on the Adviser’s view that the Multidimensional Fund’s primary investment strategy was unlikely to attract additional investors. In September 2022, the Tactical Moderate Allocation Fund was closed based on significant underperformance against its benchmark and its developing competition with other Funds in the TFA family of mutual funds. Two sub-advisory relationships were also terminated during the year. After careful consideration, the Board concluded that these moves were in the best interest of the TFA Funds’ shareholders.

The Income Fund’s -9.84% return for the year ended December 31, 2022 outperformed the -13.02% return of the benchmark Wilshire Target Income 10-Yr + 2% Treasury IndexSM. The primary reason for the outperformance was the tactical nature of the Income Fund’s management strategy, which focuses on capital preservation during severely negative market conditions. Given that the bond market experienced the worst performance in recorded history, the Income Fund emphasized cash and other defensive holdings for much of the year.

The Growth Fund’s -24.07% return for the year ended December 31, 2022 underperformed the -5.62% return of the Wilshire Liquid Alternatives IndexSM. The primary reason for the underperformance was the poor results by two of the Growth Fund’s subadvisors. The use of high beta and leveraged positions as well as the ill-timed timing of defensive and offensive exposures by one of the Growth Fund’s subadvisors produced significant underperformance relative to equity indices during the year.  One of these sub-advisory relationships was terminated during the year.

The Quantitative Fund’s -25.15% return for the year ended December 31, 2022 underperformed the -18.11% return of the benchmark S&P 500® Index (the “S&P 500”. The primary reason for the underperformance was the outsized declines produced by one of the Quantitative Fund’s subadvisors. This manager employs a high-beta strategy focused on “growth” segments of the equity market, which performed significantly worse than the S&P 500. Such an approach had produced meaningful outperformance in prior market cycles.

The AlphaGen Fund’s -21.36% return for the year ended December 31, 2022 underperformed the -15.27% return for the benchmark S&P Target Risk Growth Index. This was due primarily to the AlphaGen Fund’s underperformance experienced during the 4th quarter of the year as the AlphaGen Fund’s management strategy moved away from defensive positions prematurely.  Outsized declines experienced by the “growth” segments of the market relative to the S&P 500 was also a factor.

Tactical Funds

SHAREHOLDER LETTER (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

Heading into 2023 the trading tone has improved, but the macro view remains uncertain. As usual, earnings, inflation and interest rates will be especially important as to where the markets go from here. CPI inflation will be a tell-tale sign of how the economy performs in the first quarter and into the remainder of the year. We are also tracking many vital areas of the economy such as consumer sentiment, retail sales, durable goods orders, home sales and many other data points. China’s reopening could likewise buoy the global economy and the possibility of a soft landing remains plausible. If we do see a recession, it will certainly have been one of the most anticipated economic events in history.

Time will tell what 2023 brings. Meanwhile, we will remain flexible with an eye towards capital preservation until markets further stabilize or an all-clear catalyst presents itself.

Thank you for being a shareholder in the TFA family of mutual funds and we wish you a healthy 2023.

Sincerely,

Drew K. Horter, President/CEO
Tactical Fund Advisors, LLC

Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

For more current performance information, please call toll-free (833) 974-3787 or visit our website, www.tfafunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Funds does not reflect deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses until at least April 30, 2023, to ensure that net annual, operating expenses of the Class A Shares and Class I Shares will not exceed 2.14% and 1.89% respectively, subject to the possible recoupment from the Funds within three years after the fees have been waived or reimbursed. Please review the Funds’ prospectus for more information regarding the Funds’ fees and expenses.

TFA Tactical Income Fund

PORTFOLIO REVIEW
DECEMBER 31, 2022 (UNAUDITED)

Average Annual Total Return through December 31, 2022*, as compared to its benchmark:

	One Year	Since Inception (a)
TFA Tactical Income Fund - Class A	(10.03)%	0.44%
TFA Tactical Income Fund - Class I	(9.84)%	0.73%
Wilshire Target Income 10-Yr + 2% Treasury IndexSM **	(13.02)%	(1.76)%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.14% and 1.89% for Class A shares and Class I shares, respectively, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 2.48% and 2.23% for Class A shares and Class I shares, respectively. Without waiver the expense ratios are 2.89%, and 2.64% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The Wilshire Target Income 10-Year Treasury +2% Plus IndexSM measures an investment strategy that provides broad exposure to income-producing asset classes, using a universe of ETFs with the goal of achieving an annualized target income yield in excess of the U.S. 1-Year Treasury plus two percent. The index uses an optimization approach which aims to minimize overall portfolio risk while meeting the stated yield target. Investors cannot invest directly in an index.

(a) Inception date June 10, 2019

TFA Tactical Income Fund

PORTFOLIO REVIEW (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

TFA Tactical Income Fund
Growth of $10,000 Investment

$12,000
$11,000
$10,000
$9,000
$8,000
$10,261
$10,156
$9,388
6/10/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
TFA Tactical Income Fund - Class A
TFA Tactical Income Fund - Class I
Wilshire Target Income 10-Year Treasury +2% Plus Index SM

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Debt	84.8%
Equity	5.4%
Short-Term Investments	9.7%
Other / Cash & Cash Equivalents	0.1%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Tactical Growth Allocation Fund

PORTFOLIO REVIEW
DECEMBER 31, 2022 (UNAUDITED)

Average Annual Total Return through December 31, 2022*, as compared to its benchmark:

	One Year	Since Inception (a)
Tactical Growth Allocation Fund - Class A	(24.29)%	(0.84)%
Tactical Growth Allocation Fund - Class I	(24.07)%	(0.36)%
Wilshire Liquid Alternative IndexSM**	(5.62)%	1.33%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.14% and 1.89% for Class A shares and Class I shares, respectively, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 2.49% and 2.24% for Class A shares and Class I shares, respectively. Without waiver the expense ratios are 2.64%, and 2.39% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a) Inception date June 10, 2019

Tactical Growth Allocation Fund
Growth of $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
6/10/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
$10,481
$9,872
$9,705
Tactical Growth Allocation Fund - Class A
Tactical Growth Allocation Fund - Class I
Wilshire Liquid Alternative Index℠

Tactical Growth Allocation Fund

PORTFOLIO REVIEW (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Alternative	0.7%
Asset Allocation	9.0%
Commodity	1.2%
Debt	18.6%
Equity	20.9%
Aerospace & Defense	0.8%
Chemicals	0.6%
Commercial Services	0.5%
Computers	1.0%
Diversified Financial Services	0.8%
Environmental Controls	0.7%
Healthcare - Products	1.3%
Insurance	0.8%
Internet	2.0%
Media	0.5%
Oil & Gas	2.3%
Retail	0.5%
Semiconductors	1.2%
Software	1.4%
Short-Term Investments	9.8%
Other / Cash & Cash Equivalents	25.4%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA Quantitative Fund

PORTFOLIO REVIEW
DECEMBER 31, 2022 (UNAUDITED)

Average Annual Total Return through December 31, 2022*, as compared to its benchmark:

	One Year	Since Inception (a)
TFA Quantitative Fund - Class I	(25.15)%	(0.70)%
S&P 500® Total Return Index***	(18.11)%	12.27%
Wilshire Liquid Alternative IndexSM***	(5.62)%	2.99%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.89% for Class I shares, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 3.16% for Class I shares. Without waiver the expense ratio is 3.33% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

*** The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a) Inception date May 18, 2020

TFA Quantitative Fund

PORTFOLIO REVIEW (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

TFA Quantitative Fund
Growth of $10,000 Investment
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$13,544
$10,803
$9,817
5/18/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
TFA Quantitative Fund - Class I
S&P 500® Total Return Index
Wilshire Liquid Alternative Index℠

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Debt	19.1%
Equity	32.1%
Short-Term Investments	47.4%
Other / Cash & Cash Equivalents	1.4%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA AlphaGen Growth Fund

PORTFOLIO REVIEW
DECEMBER 31, 2022 (UNAUDITED)

Average Annual Total Return through December 31, 2022*, as compared to its benchmark:

	One Year	Since Inception (a)
TFA AlphaGen Growth Fund - Class I	(21.36)%	(15.14)%
S&P Target Risk Growth Total Return Index**	(15.27)%	(10.22)%
S&P 500® Total Return Index***	(18.11)%	(9.36)%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.89% for Class I shares, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses are 2.08% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** During the year ended December 31, 2022, the Fund’s primary benchmark was changed to the S&P Target Risk Growth Index to align more with the Fund’s investment strategy. The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. Investors cannot invest directly in an index.

*** The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(a) Inception date August 23, 2021

TFA AlphaGen Growth Fund
Growth of $10,000 Investment

$11,000
$10,000
$9,000
$8,000
$7,000
$8,755
$8,642
$8,006
8/23/2021
8/31/2021
9/30/2021
10/31/2021
11/30/2021
12/31/2021
1/31/2022
2/28/2022
3/31/2022
4/30/2022
5/31/2022
6/30/2022
7/31/2022
8/31/2022
9/30/2022
10/31/2022
11/30/2022
12/31/2022
TFA AlphaGen Growth Fund - Class A
S&P 500® Total Return Index
S&P Target Risk Growth Total Return Index

TFA AlphaGen Growth Fund

PORTFOLIO REVIEW (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Commodity	2.1%
Debt	26.3%
Equity	41.1%
Short-Term Investments	30.7%
Other / Cash & Cash Equivalents	(0.2)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 90.23%

Debt Funds - 84.83%
169,020	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	$1,287,932
75,533	First Trust Institutional Preferred Securities and Income ETF	1,345,243
46,100	FolioBeyond Rising Rates ETF (b)	1,456,299
131,123	Invesco Emerging Markets Sovereign Debt ETF	2,448,066
108,700	Invesco Senior Loan ETF (b)	2,231,611
23,100	iShares 0-5 Year TIPS Bond ETF (b)	2,239,776
15,750	iShares 1-3 Year Treasury Bond ETF (b)	1,278,428
4,800	iShares 20+ Year Treasury Bond ETF	477,888
22,700	iShares 7-10 Year Treasury Bond ETF	2,174,206
4,500	iShares Core U.S. Aggregate Bond ETF (b)	436,455
19,800	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,087,514
6,500	iShares iBoxx High Yield Corporate Bond ETF	478,595
33,900	iShares JP Morgan USD Emerging Markets Bond ETF	2,867,601
10,300	iShares National Muni Bond ETF	1,086,856
5,600	iShares Short Treasury Bond ETF (b)	615,552
8,600	ProShares Ultra High Yield	519,552
37,300	SPDR Bloomberg 1-3 Month T-Bill ETF (b)	3,411,831
26,600	SPDR Bloomberg High Yield Bond ETF	2,394,000
49,297	SPDR Bloomberg International Corporate Bond ETF	1,366,513
51,250	SPDR Bloomberg Short Term International Treasury Bond ETF	1,386,825
9,900	Vanguard Total International Bond ETF	469,557
		32,060,300
Equity Funds - 5.40%
90,000	iShares Mortgage Real Estate ETF	2,042,100

TOTAL EXCHANGE-TRADED FUNDS (Cost $34,442,823)		34,102,400

TFA Tactical Income Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 9.71%
164,990	Fidelity Government Portfolio - Institutional Class, 4.06% (a)	$164,990
3,504,097	First American Treasury Obligations Fund - Institutional Class, 4.19% (a)	3,504,097

SHORT-TERM INVESTMENTS (Cost $3,669,087)		3,669,087

INVESTMENTS AT VALUE (Cost $38,111,910) - 99.94%		$37,771,487

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.06%		23,512

NET ASSETS - 100.00%		$37,794,999

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day effective yield at December 31, 2022, is subject to change and resets daily.

(b) All or a portion of the security is segregated as collateral.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 14.36%

Aerospace & Defense - 0.84%
3,058	Raytheon Technologies Corp.	$308,613

Chemicals - 0.64%
5,381	Mosaic Co.	236,064

Commercial Services - 0.49%
1,806	Global Payments, Inc.	179,372

Computers - 0.97%
2,736	Apple, Inc.	355,488

Diversified Financial Services - 0.75%
2,696	Intercontinental Exchange, Inc.	276,583

Environmental Control - 0.65%
1,523	Waste Management, Inc.	238,928

Healthcare - Products - 1.34%
924	Danaher Corp.	245,248
450	Thermo Fisher Scientific, Inc.	247,811
		493,059
Insurance - 0.84%
1,002	Berkshire Hathaway, Inc. - Class B (a)	309,518

Internet - 1.99%
3,136	Alphabet, Inc. - Class A (a)	276,689
3,287	Amazon.com, Inc. (a)	276,108
1,455	Meta Platforms, Inc. - Class A (a)	175,095
		727,892
Media - 0.46%
1,944	Walt Disney Co. (a)	168,895

Oil & Gas - 2.26%
2,242	Diamondback Energy, Inc.	306,661
11,915	Enterprise Products Partners, LP	287,390
2,129	Exxon Mobil Corp.	234,829
		828,880

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

Shares		Value

COMMON STOCK - 14.36% (continued)

Retail - 0.52%
849	Tractor Supply Co.	$191,000

Semiconductors - 1.22%
508	Broadcom, Inc.	284,038
1,495	QUALCOMM, Inc.	164,360
		448,398

Software - 1.39%
1,395	Microsoft Corp.	334,549
3,331	SS&C Technologies Holdings, Inc.	173,412
		507,961

TOTAL COMMON STOCK (Cost $5,067,186)		5,270,651

EXCHANGE-TRADED FUNDS - 50.42%

Alternative Fund - 0.70%
5,250	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (c)	256,567

Asset Allocation Fund - 9.02%
49,239	HCM Defender 100 Index ETF (a)	1,676,588
49,025	HCM Defender 500 Index ETF	1,634,984
		3,311,572
Commodity Fund - 1.16%
5,803	abrdn Physical Gold Shares ETF (a)	101,378
4,515	abrdn Silver ETF Trust (a)	103,755
9,000	Invesco DB Commodity Index Tracking Fund (c)	221,850
		426,983
Debt Funds - 18.60%
4,802	First Trust Enhanced Short Maturity ETF	285,431
24,917	First Trust Institutional Preferred Securities and Income ETF	443,772
24,433	Invesco Emerging Markets Sovereign Debt ETF	456,164
4,100	iShares Core U.S. Aggregate Bond ETF (c)	397,659
2,600	iShares JP Morgan USD Emerging Markets Bond ETF	219,934
30,150	PIMCO Enhanced Short Maturity Active ETF	2,974,298
9,515	SPDR Bloomberg 1-3 Month T-Bill ETF	870,337
16,677	SPDR Bloomberg International Corporate Bond ETF	462,286

Tactical Growth Allocation Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 50.42% (continued)
16,791	SPDR Bloomberg Short Term International Treasury Bond ETF	$454,364
5,500	Vanguard Total International Bond ETF (c)	260,865
		6,825,110
Equity Funds - 20.94%
11,367	Direxion Daily S&P 500 Bear 1x Shares	187,669
4,609	Invesco QQQ Trust Series 1	1,227,285
215	Invesco S&P 500 Equal Weight ETF	30,369
2,700	iShares S&P 500 Value ETF	391,689
8,117	iShares U.S. Basic Materials ETF	1,012,758
23,800	ProShares Ultra QQQ	833,952
11,800	ProShares Ultra Russell2000	367,452
16,700	ProShares Ultra S&P500 (c)	742,315
2,928	Schwab Fundamental International Small Company Index ETF	91,529
3,200	SPDR Dow Jones Global Real Estate ETF	130,880
6,300	Vanguard FTSE Developed Markets ETF (c)	264,411
12,000	Vanguard Total Stock Market ETF (c)	2,294,280
790	Vanguard Value ETF	110,892
		7,685,481

TOTAL EXCHANGE-TRADED FUNDS (Cost $20,316,809)		18,505,713

SHORT-TERM INVESTMENTS - 9.82%
80,806	Fidelity Government Portfolio - Institutional Class, 4.06% (b)	$80,806
3,524,909	First American Treasury Obligations Fund - Institutional Class, 4.19% (b)	3,524,909

SHORT-TERM INVESTMENTS (Cost $3,605,715)		3,605,715

INVESTMENTS AT VALUE (Cost $28,989,710) - 74.60%		$27,382,079

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 25.40%		9,323,412

NET ASSETS - 100.00%		$36,705,491

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at December 31, 2022, is subject to change and resets daily.

(c) All or a portion of the security is segregated as collateral.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

LP - Limited Partnership

TFA Quantitative Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 51.15%

Debt Funds - 19.08%
31,636	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$3,120,892
30,000	SPDR Bloomberg 1-3 Month T-Bill ETF (b)	2,744,100
		5,864,992
Equity Funds - 32.07%
8,408	Invesco QQQ Trust Series 1	2,238,882
10,731	iShares Biotechnology ETF	1,408,873
14,357	iShares U.S. Basic Materials ETF	1,791,323
14,917	iShares US Technology ETF	1,111,167
27,200	ProShares Ultra QQQ	953,088
13,500	ProShares Ultra Russell2000	420,390
26,300	ProShares Ultra S&P 500 (b)	1,169,035
4,000	Vanguard Total Stock Market ETF (b)	764,760
		9,857,518

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,984,255)		15,722,510

SHORT-TERM INVESTMENTS - 47.37%
40,463	Fidelity Government Portfolio - Institutional Class, 4.06% (a)	40,463
14,521,798	First American Treasury Obligations Fund - Institutional Class, 4.19% (a)	14,521,798

SHORT-TERM INVESTMENTS (Cost $14,562,261)		14,562,261

INVESTMENTS AT VALUE (Cost $31,546,516) - 98.52%		$30,284,771

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.48%		454,823

NET ASSETS - 100.00%		$30,739,594

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day effective yield at December 31, 2022, is subject to change and resets daily.

(b) All or a portion of the security is segregated as collateral.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE-TRADED FUNDS - 69.49%

Commodity Fund - 2.06%
37,100	Invesco DB Commodity Index Tracking Fund	$914,515

Debt Funds - 26.27%
10,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,128,101
16,100	iShares JP Morgan USD Emerging Markets Bond ETF	1,361,899
16,900	PIMCO Enhanced Short Maturity Active ETF (b)	1,667,185
12,500	SPDR Bloomberg 1-3 Month T-Bill ETF (b)	1,125,000
70,000	SPDR Bloomberg High Yield Bond ETF	6,402,900
		11,685,085
Equity Funds - 41.16%
4,600	Consumer Staples Select Sector SPDR Fund	342,930
5,400	Health Care Select Sector SPDR Fund	733,590
3,400	Industrial Select Sector SPDR Fund	333,914
16,200	iShares India 50 ETF	685,422
6,300	iShares MSCI Japan ETF	342,972
7,000	iShares MSCI Mexico ETF	346,150
2,410	iShares MSCI USA Momentum Factor ETF	351,691
4,800	iShares MSCI USA Min Vol Factor ETF	346,080
120,600	ProShares Ultra QQQ	4,225,824
55,300	ProShares Ultra Russell2000	1,722,042
80,200	ProShares Ultra S&P500 (b)	3,564,890
6,600	Vanguard High Dividend Yield ETF	714,186
17,900	Vanguard Total Stock Market ETF (b)	3,422,301
8,400	Vanguard Value ETF	1,179,108
		18,311,100

TOTAL EXCHANGE-TRADED FUNDS (Cost $31,869,361)		30,910,700

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

Shares		Value

SHORT-TERM INVESTMENTS - 30.73%
184,269	Fidelity Government Portfolio - Institutional Class, 4.06% (a)	$184,269
13,484,300	First American Treasury Obligations Fund - Institutional Class, 4.19% (a)	13,484,300

SHORT-TERM INVESTMENTS (Cost $13,668,569)		13,668,569

INVESTMENTS AT VALUE (Cost $45,537,930) - 100.22%		$44,579,269

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.22%)		(97,636)

NET ASSETS - 100.00%		$44,481,633

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day yield at December 31, 2022, is subject to change and resets daily.

(b) All or a portion of the security is segregated as collateral.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

Tactical Funds

Statements Of Assets And Liabilities
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
Assets:
Investment securities:
Securities at Cost	$38,111,910	$28,989,710
Total Securities at Cost	38,111,910	28,989,710
Securities at Value	37,771,487	27,382,079
Cash (Note 15)	—	9,385,000
Receivables:
Interest	18,947	23,906
Dividends	—	10,349
Investment securities sold	2,806,155	903,787
Fund shares sold	—	536
Prepaid expenses and other assets	17,810	13,906
Total assets	40,614,399	37,719,563

Liabilities:
Payables:
Investment securities purchased	2,725,455	895,987
Fund shares redeemed	11,201	52,548
Due to adviser	21,937	26,243
Accrued distribution (12b-1) fees	32	34
Due to administrator	10,971	10,992
Cash overdraft due to custodian	25,269	—
Accrued expenses	24,535	28,268
Total liabilities	2,819,400	1,014,072
Net Assets	$37,794,999	$36,705,491

Sources of Net Assets:
Paid-in capital	$41,129,401	$46,942,691
Total accumulated deficit	(3,334,402)	(10,237,200)
Total Net Assets	$37,794,999	$36,705,491

The accompanying notes are an integral part of these financial statements.

Tactical Funds

Statements Of Assets And Liabilities (CONTINUED)
DECEMBER 31, 2022

	TFA Tactical Income Fund		Tactical Growth Allocation Fund
Class A Shares:
Net assets	$3,867		$971
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	452		122
Net Asset Value, Offering and Redemption Price Per Share	$8.55	(a)	$7.93	(a)

Class I Shares:
Net assets	$37,791,132		$36,704,520
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	4,398,229		4,534,481
Net Asset Value, Offering and Redemption Price Per Share	$8.59		$8.09

(a)NAV does not recalculate due to rounding.

Tactical Funds

Statements Of Assets And Liabilities
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
Assets:
Investment securities:
Securities at Cost	$31,546,516	$45,537,930
Total Securities at Cost	31,546,516	45,537,930
Securities at Value	30,284,771	44,579,269
Receivables:
Interest	23,214	37,286
Dividends	12,123	5,577
Investment securities sold	503,103	—
Prepaid expenses and other assets	20,406	4,796
Total assets	30,843,617	44,626,928

Liabilities:
Payables:
Fund shares redeemed	43,158	60,727
Due to adviser	28,555	49,886
Due to administrator	10,265	11,437
Cash overdraft due to custodian	249	—
Accrued expenses	21,796	23,245
Total liabilities	104,023	145,295
Net Assets	$30,739,594	$44,481,633

Sources of Net Assets:
Paid-in capital	$39,923,417	$56,847,663
Total accumulated deficit	(9,183,823)	(12,366,030)
Total Net Assets	$30,739,594	$44,481,633

Class I Shares:
Net assets	$30,739,594	$44,481,633
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	4,147,961	5,706,618
Net Asset Value, Offering and Redemption Price Per Share	$7.41	$7.79

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2022

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2022
Investment income:
Dividends	$724,221	$518,431
Interest	191,346	156,746
Total investment income	915,567	675,177

Expenses:
Management fees (Note 4)	394,232	609,016
Distribution (12b-1) fees - Class A (Note 5)	25	3
Accounting and transfer agent fees and expenses (Note 4)	119,883	129,545
Custodian fees	33,908	43,017
Legal fees	31,967	31,284
Non-12b-1 shareholder servicing expense	27,196	47,509
Registration and filing fees	22,296	21,470
Reports to shareholders	17,087	25,120
Miscellaneous	15,017	9,235
Compliance officer fees (Note 4)	12,849	12,849
Audit fees	11,943	11,942
Trustee fees and expenses	6,857	6,614
Insurance	4,942	5,129
Pricing fees	3,655	15,677
Brokerage account fees	370	240
Interest expense	75	123
Income Tax	25	—
Total expenses	702,327	968,773
Less:
Fees waived by Adviser (Note 4)	(102,311)	(50,703)
Net expenses	600,016	918,070

Net investment income (loss)	315,551	(242,893)

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2022
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	$(2,535,328)	$(7,308,803	)(a)
Options written	(62,911)	(21,128)
Net realized loss on investments and options written	(2,598,239)	(7,329,931)

Net change in unrealized depreciation on:
Unaffiliated Investments	(270,022)	(6,186,357)
Options written	(85,768)	(281,695)
Net change in unrealized depreciation on investments and options written	(355,790)	(6,468,052)

Net loss on investments and options written	(2,954,029)	(13,797,983)

Net decrease in net assets resulting from operations	$(2,638,478)	$(14,040,876)

(a)Includes capital gain distributions from underlying investments of $139.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2022

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2022
Investment income:
Dividends	$247,222	$566,601
Interest	200,804	272,234
Total investment income	448,026	838,835

Expenses:
Management fees (Note 4)	457,527	678,955
Accounting and transfer agent fees and expenses (Note 4)	121,168	134,451
Legal fees	31,535	32,023
Non-12b-1 shareholder servicing expense	31,345	55,940
Reports to shareholders	21,423	21,458
Registration and filing fees	20,551	20,935
Custodian fees	20,424	9,950
Compliance officer fees (Note 4)	12,849	7,432
Audit fees	11,690	12,022
Trustee fees and expenses	7,468	7,922
Miscellaneous	5,459	18,017
Insurance	4,258	5,007
Pricing fees	2,192	5,388
Total expenses	747,889	1,009,500
Less:
Fees waived by Adviser (Note 4)	(51,927)	—
Net expenses	695,962	1,009,500

Net investment loss	(247,936)	(170,665)

Tactical Funds

STATEMENTS OF OPERATIONS
DECEMBER 31, 2022

The accompanying notes are an integral part of these financial statements.

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2022
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	$(7,792,943)	$(10,109,639	)(a)
Affiliated Investments (Note 14)	276,716	—
Net realized loss on investments	(7,516,227)	(10,109,639)

Net change in unrealized depreciation on:
Unaffiliated Investments	(1,505,011)	(2,184,350)
Affiliated Investments (Note 14)	(662,223)	—
Net change in unrealized depreciation on investments	(2,167,234)	(2,184,350)

Net loss on investments	(9,683,461)	(12,293,989)

Net decrease in net assets resulting from operations	$(9,931,397)	$(12,464,654)

(a)Includes capital gain distributions from underlying investments of $13,072.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Tactical Income Fund
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$315,551	$(52,872)
Net realized gain (loss) from investments and options written	(2,598,239)	4,081,572
Net change in unrealized depreciation on investments and options written	(355,790)	(2,417,348)
Net increase (decrease) in net assets resulting from operations	(2,638,478)	1,611,352

Distributions to shareholders from:
Total distributable earnings - Class A	(11)	(3,861)
Total distributable earnings - Class I	(364,856)	(4,093,653)
Total distributions	(364,867)	(4,097,514)

From shares of beneficial interest (Note 8):
Proceeds from shares sold:	29,234,340	23,982,001
Net asset value of shares issued in reinvestment of distributions:	364,867	4,097,514
Payments for shares redeemed:	(15,645,738)	(30,311,058)
Increase (decrease) in net assets from transactions in shares of beneficial interest	13,953,469	(2,231,543)

Increase (decrease) in net assets	10,950,124	(4,717,705)

Net Assets:
Beginning of year	26,844,875	31,562,580

End of year	$37,794,999	$26,844,875

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA Tactical Income Fund
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Capital share activity (Note 8):
Shares Sold	$3,355,823	$2,188,171
Shares Reinvested	42,328	420,518
Shares Redeemed	(1,788,676)	(2,800,531)
Net increase (decrease) in shares of beneficial interest outstanding	1,609,475	(191,842)

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(242,893)	$(480,657)
Net realized gain (loss) from investments and options written	(7,329,931)	8,491,743
Net change in unrealized appreciation (depreciation) on investments and options written	(6,468,052)	856,852
Net increase (decrease) in net assets resulting from operations	(14,040,876)	8,867,938

Distributions to shareholders from:
Total distributable earnings - Class A	(36)	(143)
Total distributable earnings - Class I	(1,340,878)	(6,843,809)
Total distributions	(1,340,914)	(6,843,952)

From shares of beneficial interest (Note 8):
Proceeds from shares sold:	15,271,841	37,817,728
Net asset value of shares issued in reinvestment of distributions:	1,340,913	6,843,952
Payments for shares redeemed:	(23,660,176)	(37,926,900)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(7,047,422)	6,734,780

Increase (decrease) in net assets	(22,429,212)	8,758,766

Net Assets:
Beginning of year	59,134,703	50,375,937

End of year	$36,705,491	$59,134,703

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	Tactical Growth Allocation Fund
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Capital share activity (Note 8):
Shares Sold	$1,648,307	$3,252,404
Shares Reinvested	165,545	618,802
Shares Redeemed	(2,629,716)	(3,233,814)
Net increase (decrease) in shares of beneficial interest outstanding	(815,864)	637,392

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA Quantitative Fund
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(247,936)	$(290,901)
Net realized gain (loss) from investments	(7,516,227)	5,392,865
Net change in unrealized depreciation on investments	(2,167,234)	(351,097)
Net increase (decrease) in net assets resulting from operations	(9,931,397)	4,750,867

Distributions to shareholders from:
Total distributable earnings - Class I	(1,550,941)	(6,986,183)
Total distributions	(1,550,941)	(6,986,183)

From shares of beneficial interest (Note 8):
Proceeds from shares sold:	24,426,462	30,136,595
Net asset value of shares issued in reinvestment of distributions:	1,550,692	6,986,183
Payments for shares redeemed:	(18,707,822)	(41,349,098)
Increase (decrease) in net assets from transactions in shares of beneficial interest	7,269,332	(4,226,320)

Decrease in net assets	(4,213,006)	(6,461,636)

Net Assets:
Beginning of year	34,952,600	41,414,236

End of year	$30,739,594	$34,952,600

Capital share activity (Note 8):
Shares Sold	2,819,805	2,543,427
Shares Reinvested	208,988	671,748
Shares Redeemed	(2,241,595)	(3,521,493)
Net increase (decrease) in shares of beneficial interest outstanding	787,198	(306,318)

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021*
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(170,665)	$(10,596)
Net realized loss from investments	(10,109,639)	(3,775)
Net change in unrealized appreciation (depreciation) on investments	(2,184,350)	1,225,689
Net increase (decrease) in net assets resulting from operations	(12,464,654)	1,211,318

Distributions to shareholders from:
Total distributable earnings - Class I	(1,100,605)	(182,757)
Total distributions	(1,100,605)	(182,757)

From shares of beneficial interest (Note 8):
Proceeds from shares sold:	20,559,281	76,832,124
Net asset value of shares issued in reinvestment of distributions:	1,100,605	182,757
Payments for shares redeemed:	(25,059,608)	(16,596,828)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(3,399,722)	60,418,053

Increase (decrease) in net assets	(16,964,981)	61,446,614

Net Assets:
Beginning of year/period	61,446,614	—

End of year/period	$44,481,633	$61,446,614

The accompanying notes are an integral part of these financial statements.

Tactical Funds

STATEMENTS OF CHANGES IN NET ASSETS

	TFA AlphaGen Growth Fund
	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021*
Capital share activity (Note 8):
Shares Sold	2,453,339	7,687,076
Shares Reinvested	140,923	18,006
Shares Redeemed	(2,944,055)	(1,648,671)
Net increase (decrease) in shares of beneficial interest outstanding	(349,793)	6,056,411

*For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years or period indicated.

	TFA Tactical Income Fund
	Class A
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019(c)
Net Asset Value, Beginning of Year/Period	$9.53	$10.53	$10.36	$10.00

Investment Operations:
Net investment income (loss)*(g)	(0.04)	(0.04)	(0.06)	0.05
Net realized and unrealized gain (loss) on investments and options written	(0.92)	0.60	0.34	0.37
Total from investment operations	(0.96)	0.56	0.28	0.42

Distributions:
From net investment income	(0.01)	—	(0.01)	(0.02)
From net realized capital gains	(0.01)	(1.56)	(0.10)	(0.04)
Total distributions	(0.02)	(1.56)	(0.11)	(0.06)

Paid in capital from redemption fees	—	—	—	—

Net Asset Value, End of Year/Period	$8.55	$9.53	$10.53	$10.36

Total Return**	(10.03)%	5.47%	2.71%	4.21	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$4	$27	$27	$30

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

	TFA Tactical Income Fund
	Class A
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019(c)
Ratios of expenses to average net assets(h):
Before fees waived and expenses reimbursed(e)	2.56%	2.46	%(d)	2.56	%(d)	2.30	%(a)(d)
After fees waived and expenses reimbursed(f)	2.22%	2.17	%(d)	2.14	%(d)	2.00	%(a)(d)

Ratios of net investment income (loss) to average net assets(g)
Before fees waived and expenses reimbursed	(0.80)%	(0.69)%		(1.02)%		0.58	%(a)
After fees waived and expenses reimbursed	(0.46)%	(0.39)%		(0.61)%		0.89	%(a)

Portfolio turnover rate	730.54%	568.18%		1316.84%		674.08	%(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses include 0.09%, 0.15% and 0.01% of administrative fees which were voluntarily waived by the predecessor administrators for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(e) Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 2.56%, 2.46%, 2.55% and 2.30% for the years/period ended 2022, 2021, 2020 and 2019, respectively.

(f) Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 2.22%, 2.17%, 2.13% and 2.00% for the years/period ended 2022, 2021, 2020 and 2019, respectively.

(g) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years or period indicated.

	TFA Tactical Income Fund
	Class I
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019(c)
Net Asset Value, Beginning of Year/Period	$9.62	$10.59		$10.39	$10.00

Investment Operations:
Net investment income (loss)*(g)	0.09	(0.02)		(0.04)	0.03
Net realized and unrealized gain (loss) on investments and options written	(1.04)	0.61		0.35	0.42
Total from investment operations	(0.95)	0.59		0.31	0.45

Distributions:
From net investment income	(0.07)	—		(0.01)	(0.02)
From net realized capital gains	(0.01)	(1.56)		(0.10)	(0.04)
Total distributions	(0.08)	(1.56)		(0.11)	(0.06)

Paid in capital from redemption fees	—	—		—	—

Net Asset Value, End of Year/Period	$8.59	$9.62		$10.59	$10.39

Total Return**	(9.84)%	5.71	%(i)	2.99%	4.55	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$37,791	$26,818		$31,535	$42,675

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

	TFA Tactical Income Fund
	Class I
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019(c)
Ratios of expenses to average net assets(h):
Before fees waived and expenses reimbursed(e)	2.31%	2.21	%(d)	2.30	%(d)	1.86	%(a)(d)
After fees waived and expenses reimbursed(f)	1.97%	1.92	%(d)	1.89	%(d)	1.75	%(a)(d)

Ratios of net investment income (loss) to average net assets(g)
Before fees waived and expenses reimbursed	0.70%	(0.47)%		(0.77)%		0.48	%(a)
After fees waived and expenses reimbursed	1.04%	(0.18)%		(0.36)%		0.59	%(a)

Portfolio turnover rate	730.54%	568.18%		1316.84%		674.08	%(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses include 0.09%, 0.15% and 0.09% of administrative fees which were voluntarily waived by the predecessor administrators for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(e) Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 2.31%, 2.21%, 2.29% and 1.86% for the years/period ended 2022, 2021, 2020 and 2019, respectively.

(f) Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 1.97%, 1.92%, 1.88% and 1.75% for the years/period ended 2022, 2021, 2020 and 2019, respectively.

(g) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	Tactical Growth Allocation Fund
	Class A
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019(c)

Net Asset Value, Beginning of Year/Period	$10.87	$10.55		$10.35	$10.00

Investment Operations:
Net investment income (loss)*(g)	(0.07)	(0.13)		(0.11)	0.02
Net realized and unrealized gain (loss) on investments and options written	(2.57)	1.81	(j)	0.80	0.34
Total from investment operations	(2.64)	1.68		0.69	0.36

Distributions:
From net investment income	—	—		(0.00)+	(0.01)
From net realized capital gains	(0.30)	(1.36)		(0.49)	—
Total distributions	(0.30)	(1.36)		(0.49)	(0.01)

Net Asset Value, End of Year/Period	$7.93	$10.87		$10.55	$10.35

Total Return**	(24.29)%	15.91	%(i)(j)	6.73%	3.62	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1	$1		$4	$31

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

	Tactical Growth Allocation Fund
	Class A
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019(c)

Ratios of expenses to average net assets(h):
Before fees waived and expenses reimbursed(d)	2.39%	2.20	%(f)	2.29	%(f)	4.55	%(a)(f)
After fees waived and expenses reimbursed(e)	2.28%	2.16	%(f)	2.08	%(f)	2.00	%(a)(f)

Ratios of net investment income (loss) to average net assets(g)
Before fees waived and expenses reimbursed	(0.92)%	(1.22)%		(1.30)%		(2.24	)%(a)
After fees waived and expenses reimbursed	(0.81)%	(1.14)%		(1.09)%		0.31	%(a)

Portfolio turnover rate	329.45%	381.43%		1548.86%		929.77	%(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ Amount calculated is less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.01% and 0.01%) was 2.39%, 2.25%, 2.28% and 4.55% for the years/period ended 2022, 2021, 2020 and 2019, respectively.

(e) Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.01% and 0.01%) was 2.28%, 2.16%, 2.07% and 2.00% for the year/period ended 2022, 2021, 2020 and 2019, respectively.

(f) Expenses include 0.09%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the predecessor administrators for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

(i) In 2021, 0.01% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 15.90%.

(j) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	Tactical Growth Allocation Fund
	Class I
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019(c)
Net Asset Value, Beginning of Year/Period	$11.05	$10.69		$10.37	$10.00

Investment Operations:
Net investment income (loss)*(g)	(0.05)	(0.09)		(0.05)	0.02
Net realized and unrealized gain (loss) on investments and options written	(2.61)	1.81	(j)	0.86	0.36
Total from investment operations	(2.66)	0.72		0.81	0.38

Distributions:
From net investment income	—	—		(0.00)+	(0.01)
From net realized capital gains	(0.30)	(1.36)		(0.49)	—
Total distributions	(0.30)	(1.36)		(0.49)	(0.01)

Net Asset Value, End of Year/Period	$8.09	$11.05		$10.69	$10.37

Total Return**	(24.07)%	16.08	%(j)	7.87%	3.83	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$36,705	$59,133		$50,372	$55,952

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

	Tactical Growth Allocation Fund
	Class I
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019(c)
Ratios of expenses to average net assets(h):
Before fees waived and expenses reimbursed(d)	2.07%	1.95	%(f)	2.18	%(f)	1.87	%(a)(f)
After fees waived and expenses reimbursed(e)	1.96%	1.91	%(f)(i)	1.89	%(f)	1.76	%(a)(f)

Ratios of net investment income (loss) to average net assets(g)
Before fees waived and expenses reimbursed	(0.63)%	(0.86)%		(0.82)%		0.19	%(a)
After fees waived and expenses reimbursed	(0.52)%	(0.82)%		(0.54)%		0.30	%(a)

Portfolio turnover rate	329.45%	381.43%		1548.86%		929.77	%(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ Amount calculated is less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.01% and 0.01%) was 2.07%, 1.95%, 2.17% and 1.86% for the years/period ended 2022, 2021, 2020 and 2019, respectively.

(e) Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.01% and 0.01%) was 1.96%, 1.91%, 1.88% and 1.75% for the years/period ended 2022, 2021, 2020 and 2019, respectively.

(f) Expenses include 0.09%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the predecessor administrators for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h) Does not include expenses of the investment companies in which the Fund invests.

(i) Includes recapture of 0.05% during the year.

(j) In 2021, 0.01% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or period indicated.

	TFA Quantitative Fund
	Class I
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Period Ended December 31, 2020(a)
Net Asset Value, Beginning of Year/Period	$10.40	$11.29		$10.00

Investment Operations:
Net investment loss*(d)	(0.06)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments	(2.55)	1.32	(e)	1.92
Total from investment operations	(2.61)	1.24		1.81

Distributions:
From net investment income	—	—		—
From net realized capital gains	(0.38)	(2.13)		(0.52)
Total distributions	(0.38)	(2.13)		(0.52)

Net Asset Value, End of Year/Period	$7.41	$10.40		$11.29

Total Return**	(25.15)%	11.02	%(e)	18.13	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$30,740	$34,953		$41,414

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

	TFA Quantitative Fund
	Class I
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Period Ended December 31, 2020(a)
Ratios of expenses to average net assets(f):
Before fees waived and expenses reimbursed	2.13%	1.96	%(g)	2.06	%(b)(g)
After fees waived and expenses reimbursed	1.98%	1.87	%(g)(h)	1.91	%(b)(g)

Ratios of net investment loss to average net assets(d)
Before fees waived and expenses reimbursed	(0.85)%	(0.73)%		(1.83	)%(b)
After fees waived and expenses reimbursed	(0.71)%	(0.64)%		(1.68	)%(b)

Portfolio turnover rate	700.74%	1238.51%		963.53	%(c)

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b) Annualized.

(c) Not Annualized.

(d) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e) In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.66%.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g) Expenses include 0.10%, and 0.15% of administrative fees which were voluntarily waived by the predecessor administrator during the year/period ended December 31, 2021 and December 31, 2020, respectively.

(h) Includes recapture of less than 0.005% during the year.

Tactical Funds

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the year or period indicated.

	TFA AlphaGen Growth Fund
	Class I
	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021(a)
Net Asset Value, Beginning of Year/Period	$10.15	$10.00

Investment Operations:
Net investment loss*(d)	(0.03)	(0.00	)+
Net realized and unrealized gain (loss) on investments, options written and securities sold short	(2.14)	0.18
Total from investment operations	(2.17)	0.18

Distributions:
From net investment income	—	—
From net realized capital gains	(0.19)	(0.03)
Total distributions	(0.19)	(0.03)

Net Asset Value, End of Year/Period	$7.79	$10.15

Total Return**	(21.36)%	1.80	%(c)(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$44,482	$61,447

Ratios of expenses to average net assets(e):	1.93%	1.69	%(b)

The accompanying notes are an integral part of these financial statements.

Tactical Funds

FINANCIAL HIGHLIGHTS

	TFA AlphaGen Growth Fund
	Class I
	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021(a)
Ratios of net investment loss to average net assets(d)	(0.33)%	(0.05	)%(b)

Portfolio turnover rate	669.82%	304.56	%(c)

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ Amount calculated is less than $0.005 per share.

(a) For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

(b) Annualized.

(c) Not Annualized.

(d) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment loss of the underlying investment companies in which the Fund invests.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f) In 2021, 0.10% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2022

1. ORGANIZATION

The TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Income and Growth Funds commenced investment operations on June 10, 2019. The Quantitative Fund commenced investment operations on May 18, 2020. The AlphaGen Fund commenced investment operations on August 23, 2021.

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Income Fund	Exceed Advisory, LLC (removed June 17, 2022)
Synergy Asset Management, LLC
Heritage Capital Advisors, LLC
Growth Fund	Exceed Advisory, LLC (removed September 29, 2022)
Synergy Asset Management, LLC
Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Quantitative Fund	Potomac Advisors, Inc. (removed April 7, 2022)
Heritage Capital Advisors, LLC (added January 5, 2022)
Howard Capital Management, Inc. (added January 5, 2022)
AlphaGen Fund	Heritage Capital Advisors, LLC

Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees. See Note 4 and 5 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds. Currently, Class A shares are not issued for the Quantitative Fund and AlphaGen Fund.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

The primary investment objective of each of the Funds is as follows:

Fund	Investment Objective
Income Fund	To provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Growth Fund	To provide capital appreciation.
Quantitative Fund	To provide capital appreciation.
AlphaGen Fund	To provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (2019, 2020 and 2021) or expected to be taken on each Fund’s 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2022, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: A Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OPTIONS: The Funds may invest in put and call options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments. See Note 7 for additional disclosures related to derivative instruments.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Income and Growth Funds on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses. The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Valuation Designee (as described below) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The SEC recently adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company fair valuation practices. The rule became effective on September 8, 2022. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Derivative instruments (put and call options) – Under normal circumstances, options are valued at the closing bid and ask quotations on the valuation date. On days when the closing market quotations are not considered to be reflective of fair value, options will be valued at the average of the bid and ask quotations on the valuation date. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

•Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of December 31, 2022, by major security type:

Income Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds*	$34,102,400	$ —	$ —	$34,102,400
Short-Term Investments	3,669,087	—	—	3,669,087
Total	$37,771,487	$—	$ —	$37,771,487

Growth Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock*	$5,270,651	$ —	$ —	$5,270,651
Exchange-Traded Funds*	18,505,713	—	—	18,505,713
Short-Term Investments	3,605,715	—	—	3,605,715
Total	$27,382,079	$ —	$ —	$27,382,079

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds*	$15,722,510	$ —	$ —	$15,722,510
Short-Term Investments	14,562,261	—	—	14,562,261
Total	$30,284,771	$ —	$ —	$30,284,771

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds*	$30,910,700	$ —	$ —	$30,910,700
Short-Term Investments	13,668,569	—	—	13,668,569
Total	$44,579,269	$ —	$ —	$44,579,269

During the year ended December 31, 2022, there were no transfers between Level 3 in the Funds. The Funds did not hold any Level 3 securities during the year presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as it deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds’ assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days, written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

As of May 28, 2021, the Adviser had contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.14% of the average daily net assets attributable to the Class A shares and 1.89% for the Class I shares of each Fund. Effective May 1, 2022, the Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and A shares, respectively. These fee waivers and expense reimbursements are subject to recoupment from the Funds within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board, on 60 days’ written notice to the Funds’ Adviser.

For the year ended December 31, 2022, the Adviser earned $394,232 in advisory fees from the Income Fund. During the year ended December 31, 2022, the Adviser waived fees of $102,311 and recouped $0. As of December 31, 2022, the Income Fund owed the Adviser $21,937.

For the year ended December 31, 2022, the Adviser earned $609,016 in advisory fees from the Growth Fund. During the year ended December 31, 2022, the Adviser waived fees of $50,703 and recouped $0. As of December 31, 2022, the Growth Fund owed the Adviser $26,243.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

For the year ended December 31, 2022, the Adviser earned $457,527 in advisory fees from the Quantitative Fund. During the year ended December 31, 2022, the Adviser waived fees of $51,927 and recouped $0. As of December 31, 2022, the Quantitative Fund owed the Adviser $28,555.

For the year ended December 31, 2022, the Adviser earned $678,955 in advisory fees from the AlphaGen Fund. During year ended December 31, 2022 the Adviser waived fees of $0 and recouped $0. As of December 31, 2022, the AlphaGen Fund owed the Adviser $49,886.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser as follows:

	Income Fund	Growth Fund	Quantitative Fund
Recoverable Through	Amount Recoverable	Amount Recoverable	Amount Recoverable
December 31, 2023	$90,908	$60,061	$—
December 31, 2024	$57,508	$—	$—
December 31, 2025	$102,311	$50,703	$51,927

COMPLIANCE SERVICES:

Effective November 13, 2021, Calfee Strategic Solutions (“Calfee”) serves as the chief compliance officer of the Trust. For the year ended December 31, 2022, Calfee earned $45,979 for its compliance services.

ADMINISTRATION , TRANSFER AGENT AND FUND ACCOUNTANT:

As of August 23, 2021, the Funds had entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor” or “UFD”) whereby UFD provided distribution services to the Funds. For the provision of these services, the Adviser had agreed to pay UFD customary fees for the Funds. In addition, certain affiliates of UFD provided services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provided sub-administration, fund accounting and transfer agent services to the Fund.  Pursuant to a separate servicing agreement with Ultimus, the Adviser paid Ultimus customary fees for providing sub-administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust were officers of Ultimus and were not paid any fees directly by the Adviser for serving in such capacities.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of Ultimus and the Distributor, provided EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant received customary fees from the Adviser.

Effective February 22, 2022, the Funds entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records. For the year ended December 31, 2022, M3Sixty earned fees of $505,047 pursuant to the ICSA.

Certain officers of the Funds are also employees or officers of M3Sixty.

Effective February 22, 2022, Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Adviser pays the Distributor customary fees pursuant to the Distribution Agreement.

The Distributor is an affiliate of M3Sixty.

5. DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares. Pursuant to the Distribution Plan, each Fund compensates for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares. The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Ultimus Fund Distributors, LLC acted as the distributor for the period January 1, 2022 through February 21, 2022. For the period January 1, 2022 through February 21, 2022, the Funds accrued $9 and $1 for Class A of Income Fund and Growth Fund, respectively. Effective February 22, 2022, the Distributor became the distributor. For the period February 22, 2022 through December 31, 2022, the Funds accrued $16 and $2 for Class A of Income Fund and Growth Fund, respectively.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

Shareholder servicing fees may be paid in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund.

6. INVESTMENT TRANSACTIONS

Income Fund

For the year ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Income Fund aggregated $155,686,789 and $143,788,579, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Growth Fund

For the year ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Growth Fund aggregated $125,394,505 and $142,432,973, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Quantitative Fund

For the year ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Quantitative Fund aggregated $163,651,184 and $172,439,827, respectively.

AlphaGen Fund

For the year ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the AlphaGen Fund aggregated $252,818,994 and $259,032,788, respectively.

7. DERIVATIVE TRANSACTIONS

There were no financial derivative instruments held by any of the Funds at December 31, 2022.

For the year ended December 31, 2022, the average month-end notional value of purchased and written option contracts for the Income Fund was $1,146,577 and ($1,567,038), respectively. For the year ended December 31, 2022, the average month-end notional value of purchased and written option contracts for the Growth Fund was $9,065,246 and ($15,435,692), respectively. The primary risk category for all open options positions during the year was equity risk.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

For the year ended December 31, 2022, financial derivative instruments had the following effect on the Statements of Operations:

Financial Investment Type	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Income Fund
Options Written (Equity Risk)	Net Realized Gain (Loss) on Options Written	$(62,911)	Net Change in Unrealized Appreciation (Depreciation) on Options Written	$(85,768)
Options Purchased (Equity Risk)	Net Realized Gain (Loss) on Unaffiliated Investments	$(170,854)	Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	$(151,692)
Growth Fund
Options Written (Equity Risk)	Net Realized Gain (Loss) on Options Written	$(21,128)	Net Change in Unrealized Appreciation (Depreciation) on Options Written	$(281,695)
Options Purchased (Equity Risk)	Net Realized Gain (Loss) on Unaffiliated Investments	$(962,240)	Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments	$(496,293)

The selling of written call options may tend to reduce the volatility of a Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit a Fund’s gain on the underlying securities. Written call options expose a Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) a Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were affected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were affected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of a Fund, and may also subject a Fund to higher price volatility.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within a Fund, which may include put options and call options, are subject to loss of value with the passage of time and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to each Fund since they are exchange traded.

8. CAPITAL SHARE TRANSACTIONS

At December 31, 2022, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the year ended December 31, 2022, and year ended December 31, 2021 were as follows:

Income Fund
Class I	January 1, 2022 through December 31, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	3,355,823	$29,234,340	2,187,870	$23,978,701
Shares Reinvested	42,327	364,856	420,117	4,093,653
Shares Redeemed	(1,786,337)	(15,624,807)	(2,800,035)	(30,305,733)
Net Increase/(Decrease)	1,611,813	$13,974,389	(192,048)	$(2,233,379)

Class A	January 1, 2022 through December 31, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	301	$3,300
Shares Reinvested	1	11	401	3,861
Shares Redeemed	(2,339)	(20,931)	(496)	(5,325)
Net Increase/(Decrease)	(2,338)	$(20,920)	206	$1,836

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

Growth Fund
Class I	January 1, 2022 through December 31, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	1,648,307	$15,271,841	3,252,185	$37,815,312
Shares Reinvested	165,541	1,340,878	618,789	6,843,809
Shares Redeemed	(2,629,716)	(23,660,176)	(3,233,366)	(37,921,955)
Net Increase/(Decrease)	(815,868)	$(7,047,457)	637,608	$6,737,166

Class A	January 1, 2022 through December 31, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	219	$2,416
Shares Reinvested	4	35	13	143
Shares Redeemed	—	—	(448)	(4,945)
Net Increase/(Decrease)	4	$35	(216)	$(2,386)

Quantitative Fund
Class I	January 1, 2022 through December 31, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	2,819,805	$24,426,462	2,543,427	$30,136,595
Shares Reinvested	208,988	1,550,692	671,748	6,986,183
Shares Redeemed	(2,241,595)	(18,707,822)	(3,521,493)	(41,349,098)
Net Increase/(Decrease)	787,198	$7,269,332	(306,318)	$(4,226,320)

AlphaGen Fund
Class I	January 1, 2022 through December 31, 2022		August 23, 2021 (commencement of investment operations) through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	2,453,339	$20,559,281	7,687,076	$76,832,124
Shares Reinvested	140,923	1,100,605	18,006	182,757
Shares Redeemed	(2,944,055)	(25,059,608)	(1,648,671)	(16,596,828)
Net Increase/(Decrease)	(349,793)	$(3,399,722)	6,056,411	$60,418,053

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

9. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10. TAX MATTERS

Income Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2022 is $38,679,160. As of December 31, 2022, the gross unrealized appreciation on a tax basis totaled $175,011 and the gross unrealized depreciation totaled $(1,082,684) for a net unrealized depreciation of $(907,673).

Growth Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2022 is $29,500,495. As of December 31, 2022, the gross unrealized appreciation on a tax basis totaled $564,585 and the gross unrealized depreciation totaled $(2,683,001) for a net unrealized depreciation of $(2,118,416).

Quantitative Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2022 is $34,947,201. As of December 31, 2022, the gross unrealized appreciation on a tax basis totaled $123,736 and the gross unrealized depreciation totaled $(4,786,166) for a net unrealized depreciation of $(4,662,430).

AlphaGen Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2022 is $49,236,928. As of December 31, 2022, the gross unrealized appreciation on a tax basis totaled $168,429 and the gross unrealized depreciation totaled $(4,826,088) for a net unrealized depreciation of $(4,657,659).

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes and return of capital from underlying investments.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2022, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation	Total Accumulated Earnings/ (Deficits)
Income Fund	$—	$—	$(2,407,021)	$(19,708)	$(907,673)	$(3,334,402)
Growth Fund	—	—	(6,701,556)	(1,417,228)	(2,118,416)	(10,237,200)
Quantitative Fund	—	—	(4,202,157)	(319,236)	(4,662,430)	(9,183,823)
AlphaGen Fund	—	—	(7,611,680)	(96,691)	(4,657,659)	(12,366,030)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2022, the Income Fund, Growth Fund, Quantitative Fund and AlphaGen Fund elected to defer post-October capital losses of $19,708, $1,417,228, $319,236 and $96,691, respectively

In accordance with accounting pronouncements, the Funds may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of net investment losses, capital losses and distributions to paid-in-capital, resulted in reclassifications for the year ended December 31, 2022, as follows:

Portfolio	Paid-In Capital	Accumulated Earnings/ (Losses)
Income Fund	$(4,176)	$4,176
Growth Fund	(251,996)	251,996
Quantitative Fund	(247,936)	247,936
AlphaGen Fund	(170,668)	170,668

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

Portfolio	Non-Expiring Short-Term	Non-Expiring Long-Term
Income Fund	$2,388,675	$18,346
Growth Fund	6,110,694	590,862
Quantitative Fund	4,202,157	—
AlphaGen Fund	7,173,338	438,342

For the year ended December 31, 2022, the Income Fund paid ordinary income distributions of $364,867.

For the year ended December 31, 2021, the Income Fund paid a short-term capital gain distribution of $2,716,180.

For the year ended December 31, 2021, the Income Fund paid a long-term capital gain distribution of $1,381,334.

For the year ended December 31, 2022, the Growth Fund paid ordinary income and long-term capital gain distributions of $1,190,355 and $150,559, respectively.

For the year ended December 31, 2021, the Growth Fund paid a short-term capital gain distribution of $5,038,224.

For the year ended December 31, 2021, the Growth Fund paid long-term capital gain distribution of $1,805,728.

For the year ended December 31, 2022, the Quantitative Fund paid ordinary income distributions of $1,550,941.

For the year ended December 31, 2021, the Quantitative Fund paid a short-term capital gain distribution of $5,988,284.

For the year ended December 31, 2021, the Quantitative Fund paid long-term capital gain distribution of $997,899.

For the year ended December 31, 2022, the AlphaGen Fund paid ordinary income and long-term capital gain distributions of $1,097,884 and $2,721, respectively.

During the period August 23, 2021 (commencement of investment operations) through December 31, 2021, the AlphaGen Fund paid a short-term capital gain distribution of $182,757.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

11. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, TD Ameritrade, Inc. held approximately 90% of the voting securities of the Income Fund, 92% of the voting securities of the Growth Fund, 91% of the voting securities of the Quantitative Fund and 92% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

12. MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

13. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs and Money Market Funds). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of December 31, 2022, the First American Treasury Obligations Fund - Institutional Class represented 47.24% and 30.31% of the Quantitative Fund’s and AlphGen Fund’s net assets, respectively. Additional information for this security, including its financial statements, is available from the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

14. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. During the year ended December 31, 2022, the Rydex Russell 2000 2x Strategy Fund, Class H (“RYRSX”) and the Rydex Series Trust - Nova Fund, Investor Class (“RYNVX”) were considered affiliated companies of the Quantitative Fund. Transactions during the year with companies which were affiliates of the Quantitative Fund are as follows:

Quantitative Fund:	Market Value as of December 31, 2021	Share Balance at December 31, 2021	Purchases	Sales Proceeds	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gains/ (Losses)	Market Value as of June 30, 2022	Share Balance at December 31, 2022	Dividends Credited to Income
RYRSX	$4,152,136	18,946	$3,124,028	$(7,026,824)	$(152,136)	$(97,204)	$—	—	$—
RYNVX	21,510,087	148,725	9,524,810	(30,898,730)	(510,087)	373,920	—	—	—
Total	$25,662,223	167,671	$12,648,838	$(37,925,554)	$(662,223)	$276,716	$—	—	$—

There were no investments considered affiliated by the Income Fund, Growth Fund or AlphaGen Fund during the year ended December 31, 2022.

15. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Trust to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At December 31, 2022, the Growth Fund had $9,135,000 in excess of the FDIC insured limit.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2022

16. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no events requiring disclosure or recognition.

17. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, FASB issued Accounting Standards Update No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. For RICs, such as the Fund, ASU 2022-03 will be applicable to equity securities with contractual sale restrictions executed, or modified, after the date of adoption. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tactical Investment Series Trust
and the Shareholders of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund, and TFA AlphaGen Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund, and TFA AlphaGen Growth Fund, each a series of shares of beneficial interest in Tactical Investment Series Trust (the “Funds”), including the schedules of investments, as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years or periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the years or periods indicated below in conformity with accounting principles generally accepted in the United States of America. For TFA Tactical Income Fund and Tactical Growth Allocation Fund, the financial highlights for the year ended December 31, 2020 were audited by other auditors, whose report dated March 11, 2021, expressed an unqualified opinion on such financial highlights. For TFA Tactical Income Fund and Tactical Growth Allocation Fund, the financial highlights for the period from June 10, 2019 (commencement of operations) through December 31, 2019 were audited by other auditors, whose report dated February 24, 2020, expressed an unqualified opinion on those financial highlights. For TFA Quantitative Fund, the financial highlights for the period May 18, 2020 (commencement of operations) through December 31, 2020 were audited by other auditors, whose report dated March 1, 2021, expressed an unqualified opinion on those financial highlights.

Fund	Statements of Changes and Financial Highlights
TFA Tactical Income Fund Tactical Growth Allocation Fund TFA Quantitative Fund	The statements of changes in net assets and financial highlights for the each of the two years in the period ended December 31, 2022.
TFA AlphaGen Growth Fund	The statement changes in net assets and financial highlights for the year ended December 31, 2022 and for the period August 23, 2021 (commencement of operations) to December 31, 2021.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Tactical Investment Series Trust since 2021.

Philadelphia, Pennsylvania
March 1, 2023

Tactical Funds

EXPENSE ILLUSTRATION
DECEMBER 31, 2022 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, July 1, 2022 through December 31, 2022.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

TFA Tactical Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022
Actual (-9.13%)	$1,000.00	$908.70	$10.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.80	$11.47

* Expenses are equal to the Fund’s annualized expense ratio of 2.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFA Tactical Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022
Actual (-9.04%)	$1,000.00	$909.60	$ 9.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.10	$10.21

* Expenses are equal to the Fund’s annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022
Actual (-22.08%)	$1,000.00	$779.20	$10.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.70	$11.57

* Expenses are equal to the Fund’s annualized expense ratio of 2.28%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

Tactical Growth Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual (-21.99%)	$1,000.00	$780.10	$9.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.00	$10.31

* Expenses are equal to the Fund’s annualized expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFA Quantitative Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022
Actual (-22.31%)	$1,000.00	$776.90	$9.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.90	$10.36

* Expenses are equal to the Fund’s annualized expense ratio of 2.04%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFA AlphaGen Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022
Actual (-19.80%)	$1,000.00	$802.00	$9.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.10	$10.16

* Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period).

Tactical Funds

ADDITIONAL INFORMATION
DECEMBER 31, 2022 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-833-974-3787, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-833-974-3787. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 is available without charge, upon request by calling 1-833-974-3787 or referring to the SEC’s web site at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Tactical Funds

TRUSTEES & OFFICERS
DECEMBER 31, 2022 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o M3Sixty Fund Administration, LLC, 4300 Shawnee Mission Parkway, Fairway, Kansas 66205. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[2]
Matthew Brennan Birth Year: 1961	Trustee	Indefinite/ February 2021– present	Chief Executive Officer and Managing Member, Ohio Heavy Equipment Leasing, LLC, d/b/a Loveland Excavating and Paving, Inc. (1996 – present); Owner, SkyFly Aviation Services, LLC (2019 – present)	4	None

Tactical Funds

TRUSTEES & OFFICERS (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[2]
Richard M. Curry Birth Year: 1939	Trustee	Indefinite/ February 2021 – present	Independent Life and Health Insurance Adviser, Curry Moore & Associates (2014 – present); Adjunct Professor of Investments, The University of Cincinnati (2005 – present)	4	None

Peter Baden Birth Year: 1964	Trustee	Indefinite/ February 2021 – present	Chief Investment Officer, Genoa Asset Management (2020 – present); Chief Investment Officer, Ross Sinclaire Asset Management (2005 – 2020)	4	None

1 The “Fund Complex” consists of the Tactical Investment Series Trust.

2 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

Tactical Funds

TRUSTEES & OFFICERS (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

The following table provides information regarding each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years[1]
Drew K. Horter[2] Birth Year: 1955	President Interested Trustee	January 2021 – present January 2021 – November 2021	President, Tactical Fund Advisors, LLC (2019 – present); President and Chief Investment Strategist, Horter Investment Management, LLC (1991 – present)	None

Bo J. Howell Birth Year: 1981	Secretary	Since February 2022

Managing Member, FinTech Law, LLC (2022 – present); Shareholder, Strauss Troy Co., LPA (2020 – 2022); CEO of CCO Technology, LLC (d/b/a Joot) (2018 – present); Partner, Practus LLP (2018-2020); Director of Fund Administration, Ultimus Fund Solutions, LLC (2014 – 2018)

N/A

Larry Beaver Birth Year: 1969	Treasurer	Since February 2022

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017 – Present); Director of Fund Accounting & Administration, M3SixtyAdministration, LLC (2005 – 2017); Assistant Treasurer, 360 Funds Trust (2017 – 2021); Chief Accounting Officer, Amidex Funds, Inc. (2003 – 2020); Assistant Treasurer, Capital Management Investment Trust (2017 – 2018); Assistant Treasurer, IDX Funds (2017 – 2021); Assistant Treasurer, WP Funds Trust (2017 – 2021)

N/A

Tactical Funds

TRUSTEES & OFFICERS (CONTINUED)
DECEMBER 31, 2022 (UNAUDITED)

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years[1]
Leslie Green Birth Year: 1988	Chief Compliance Officer	Since November 2021	Chief Compliance Officer, Calfee Halter & Griswold (since 2021); Chief Compliance Officer, Eagle Realty Group (2017 – 2021); Senior Compliance Manager, Touchstone Investments (2012 – 2017)	N/A

Tony DeMarino Birth Year: 1970	Anti-Money Laundering Compliance Officer	Since February 2022	Principal Executive Officer, Matrix 360 Distributors, LLC (2022 –present); Partner, Primark Capital (2020 – 2022); Head of Distribution, Cognios Capital, LLC (2016 – 2020).	N/A

1 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-974-3787.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Synergy Financial Management, LLC

Distributor

Matrix 360 Distributors, LLC

Transfer and Dividend Disbursing Agent

M3Sixty Administration, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

FinTech Law, LLC

Independent Registered Public Accounting Firm

BBD, LLP

Fund Administrator

M3Sixty Administration, LLC

This report is provided for the general information of TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund), Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Peter Baden serves on its audit committee as the “audit committee financial expert” as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $48,000 with respect to the registrant’s fiscal year ended December 31, 2022 and $48,000 with respect to the registrant’s fiscal year ended December 31, 2021. The December 31, 2022 and December 31, 2021 audit fees were paid to BBD, LLP.

(b)	Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $18,000 with respect to the registrant’s fiscal year ended December 31, 2022 and $18,000 with respect to the registrant’s fiscal year ended December 31, 2021. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns. The December 31, 2022 and December 31, 2021 tax fees were paid to BBD, LLP.

(d)

All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended December 31, 2022 and $0 for the fiscal year ended December 31, 2021.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the for the fiscal year ended December 31, 2022 and the fiscal year ended December 31, 2021, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Annual Report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

/s/ Kevin C. Hetzer
By Kevin C. Hetzer
Principal Executive Officer/President
Date: April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Kevin C. Hetzer
By Kevin C. Hetzer
Principal Executive Officer/President
Date: April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: April 28, 2023